Registration No. 33-59474
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 83 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
__XX_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485
on a date to be determined pursuant to paragraph (a)(3) of Rule 485
If appropriate, check the following box:)
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Amendment contains a facing page, a Class P shares prospectus for certain series with a fiscal year end of 10/31, a Class P prospectus for a series with a fiscal year end of 8/31, an amendment for the March 1, 2010 SAI, an amendment for the December 21, 2009 SAI, Part C and signature page.

The Amendment incorporates by reference the following:

·	The Statement of Additional Information dated March 1, 2010, included in Post-Effective Amendment No. 76 to the registration statement on Form N-1A filed on February 26, 2010, pursuant to paragraph (b) of Rule 485 (SEC Accession No. 0000898745-10-000040);

·	Supplements to the March 1, 2010 Statement of Additional Information dated and filed March 17, 2010 (SEC Accession No. 0000898745-
10-000185), May 3, 2010 (SEC Accession No. .0001126328-10-000206), May 19, 2010 (SEC Accession No. 0001126328-10-000287),
and June 16, 2010 (SEC Accession No. 0000898745-10-000357).

·	The Statement of Additional Information dated December 21, 2009, included in Post-Effective Amendment No. 73 to the registration statement on Form N-1A filed on December 18, 2009, pursuant to paragraph (b) of Rule 485 (SEC Accession No. 0000898745-10-
000546);

·	An amendment to the December 21, 2009 Statement of Additional Information dated March 16, 2010, included in Post-Effective
Amendment No. 81 to the registration statement on Form N-1A filed on March 15, 2010 (SEC Accession No. 0000898745-10-000157);
and

·	A supplement to the December 21, 2009 Statement of Additional Information dated and filed May 3, 2010 (SEC Accession No.
0001126328-10-000204).

The Amendment is not being filed to update or amend the other prospectuses of the Registrant.

PRINCIPAL FUNDS, INC.

CLASS P SHARES

The date of this Prospectus is _________________, 2010.

Ticker Symbols for Principal Funds, Inc.
Fund Name	Class P	Fund Name	Class P
Diversified International		LargeCap Growth
Equity Income		MidCap Blend
Global Diversified Income		Preferred Securities
Government & High Quality Bond		Principal Capital Appreciation
High Yield		Real Estate Securities
Income		Short-Term Income
International Emerging Markets

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

LargeCap US Equity Funds
Equity Income Fund
LargeCap Growth Fund
Principal Capital Appreciation Fund
Small/MidCap US Equity Funds
MidCap Blend Fund
International Equity Funds
Diversified International Fund
International Emerging Markets Fund
Real Estate Funds
Real Estate Securities Fund
Short-Term Fixed Income Funds
Short-Term Income Fund
Fixed Income Funds
Global Diversified Income Fund
Government & High Quality Bond Fund
High Yield Fund
Income Fund
Preferred Securities Fund
Certain Information Common to all Funds
Purchase of Fund Shares
Redemption of Fund Shares
Exchange of Fund Shares
Tax Considerations
Intermediary Compensation
The Costs of Investing
Certain Investment Strategies and Related Risks
Management of the Funds
Pricing of Fund Shares
Dividends and Distributions
Frequent Purchases and Redemptions
Fund Account Information
Portfolio Holdings Information
Appendix A - Description of Bond Ratings
Additional Information

2 Principal Funds, Inc.
1-800-222-5852

EQUITY INCOME FUND

Objective: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Estimated for the year ended October 31, 2010	Class P
Management Fees	0.52%
Other Expenses	0.20
Total Annual Fund Operating Expenses	0.72%
Expense Reimbursement	--
Total Annual Fund Operating Expenses After Expense Reimbursement	0.72%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$74	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
35.3% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities, below-investment grade bonds, or foreign securities.

Principal Funds, Inc.	Equity Income Fund	3
www.principal.com

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund usually invests in large cap stocks, which as of the most recent calendar year end ranged between $1.1 billion and $323.7 billion, as defined by the S&P 500 Index, but may also invest in mid cap stocks, which as of the most recent calendar year end ranged between $0.03 billion and $15.5 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 20% in fixed-income securities of any maturity, including below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s) and preferred securities. The Fund may invest up to 20% of its assets in real estate investment trust securities. The Fund may invest in securities of foreign issuers.

In selecting investments for the Fund, Edge Asset Management, Inc. (“Edge”) looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are: Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

4 Equity Income Fund	Principal Funds, Inc.
1-800-222-5852

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939. Class P shares were first sold September _____, 2010.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.82%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class P Return Before Taxes	19.97%	1.25%	5.77%
Class P Return After Taxes on Distributions	19.43%	0.31%	4.62%
Class P Return After Taxes on Distribution and Sale of Fund Shares	13.56%	1.07%	4.65%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal Funds, Inc.	Equity Income Fund	5
www.principal.com

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
• David W. Simpson (since 2008), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

6 Equity Income Fund	Principal Funds, Inc.
1-800-222-5852

LARGECAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Estimated for the year ended October 31, 2010	Class P
Management Fees	0.64%
Other Expenses	0.34
Total Annual Fund Operating Expenses	0.98%
Expense Reimbursement	0.14
Total Annual Fund Operating Expenses After Expense Reimbursement	0.84%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$86	$296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
86.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Funds, Inc.	LargeCap Growth Fund	7
www.principal.com

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This Fund may be used as part of a fund of funds strategy.

Columbus Circle Investors (“CCI”) uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

8 LargeCap Growth Fund	Principal Funds, Inc.
1-800-222-5852

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on _______________________. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	26.51%	1.35%	-3.14%(1)
Class P Return After Taxes on Distributions	26.51%	1.26%	-3.20%(1)
Class P Return After Taxes on Distribution and Sale of Fund Shares	17.23%	1.17%	-2.61%(1)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%
(1) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal Funds, Inc.	LargeCap Growth Fund	9
www.principal.com

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Thomas J. Bisighini (since 2009), Senior Vice President/Co-Portfolio Manager
• Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

10	LargeCap Growth Fund	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL CAPITAL APPRECIATION FUND

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Estimated for the year ended October 31, 2010	Class P
Management Fees	0.58%
Other Expenses	0.50
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement	0.30
Total Annual Fund Operating Expenses After Expense Reimbursement	0.78%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$80	$309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
23.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and real estate investment trust securities.

Principal Funds, Inc.	Principal Capital Appreciation Fund	11
www.principal.com

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust (“REIT”) securities and below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Fund may invest in securities of foreign issuers. This Fund may be used as part of a fund of funds strategy.

In selecting investments for the Fund, Edge Asset Management, Inc. (“Edge”) selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

12	Principal Capital Appreciation Fund	Principal Funds, Inc.
1-800-222-5852

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986. Class P shares were first sold September _____, 2010.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class P Return Before Taxes	29.40%	2.44%	4.73%
Class P Return After Taxes on Distributions	29.19%	1.84%	3.94%
Class P Return After Taxes on Distribution and Sale of Fund Shares	19.40%	2.09%	3.88%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal Funds, Inc.	Principal Capital Appreciation Fund	13
www.principal.com

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
• Philip M. Foreman (since 2002), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

14	Principal Capital Appreciation Fund	Principal Funds, Inc.
1-800-222-5852

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.65%
Other Expenses	0.40
Total Annual Fund Operating Expenses	1.05%
Expense Reimbursement	0.20
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$87	$311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
12.9% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Funds, Inc.	MidCap Blend Fund	15
www.principal.com

Principal Investment Strategies

The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $15.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors, LLC (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings (“IPOs”) Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

16	MidCap Blend Fund	Principal Funds, Inc.
1-800-222-5852

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on _________________. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	32.35%	3.18%	5.64%
Class P Return After Taxes on Distributions	32.19%	2.19%	4.91%
Class P Return After Taxes on Distribution and Sale of Fund Shares	21.03%	2.67%	4.86%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	40.48%	2.43%	4.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal Funds, Inc.	MidCap Blend Fund	17
www.principal.com

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

18	MidCap Blend Fund	Principal Funds, Inc.
1-800-222-5852

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.88%
Other Expenses	2.55
Total Annual Fund Operating Expenses	3.43%
Expense Reimbursement	2.35
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$110	$796

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
115.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Funds, Inc.	Diversified International Fund	19
www.principal.com

Principal Investment Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

20	Diversified International Fund	Principal Funds, Inc.
1-800-222-5852

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on ___________. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.12%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	26.74%	4.05%	2.59%
Class P Return After Taxes on Distributions	26.18%	2.96%	1.94%
Class P Return After Taxes on Distribution and Sale of Fund Shares	17.38%	3.52%	2.24%
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	41.45%	5.83%	5.28%

Principal Funds, Inc.	Diversified International Fund	21
www.principal.com

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager
• Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

22	Diversified International Fund	Principal Funds, Inc.
1-800-222-5852

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	1.19%
Other Expenses	1.05
Total Annual Fund Operating Expenses	2.24%
Expense Reimbursement	0.85
Total Annual Fund Operating Expenses After Expense Reimbursement	1.39%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$142	$605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
133.4% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Funds, Inc.	International Emerging Markets Fund	23
www.principal.com

Principal Investment Strategies
The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office in emerging market countries or
• companies for which their principal securities trading market is an emerging market country.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal Global Investors, LLC (“PGI”) focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

24	International Emerging Markets Fund	Principal Funds, Inc.
1-800-222-5852

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on ________________. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Principal Funds, Inc.	International Emerging Markets Fund	25
www.principal.com

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	67.64%	14.58%	14.43%
Class P Return After Taxes on Distributions	67.38%	12.52%	13.11%
Class P Return After Taxes on Distribution and Sale of Fund Shares	43.97%	11.89%	12.39%
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or
taxes)	78.51%	15.51%	15.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

26	International Emerging Markets Fund	Principal Funds, Inc.
1-800-222-5852

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.84%
Other Expenses	0.92
Total Annual Fund Operating Expenses	1.76%
Expense Reimbursement	0.72
Total Annual Fund Operating Expenses After Expense Reimbursement	1.04%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$106	$472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
57.3% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Funds, Inc.	Real Estate Securities Fund	27
www.principal.com

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
•	equity REITs, which primarily own property and generate revenue from rental income;
•	mortgage REITs, which invest in real estate mortgages; and
•	hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings (“IPOs”) Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

28	Real Estate Securities Fund	Principal Funds, Inc.
1-800-222-5852

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on ___________. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class P Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	27.12%	1.75%	10.16%
Class P Return After Taxes on Distributions	25.93%	0.05%	8.54%
Class P Return After Taxes on Distribution and Sale of Fund Shares	17.40%	1.37%	8.57%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.61%	0.23%	9.18%

Principal Funds, Inc.	Real Estate Securities Fund	29
www.principal.com

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

30	Real Estate Securities Fund	Principal Funds, Inc.
1-800-222-5852

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.48%
Other Expenses	0.21
Total Annual Fund Operating Expenses	0.69%
Expense Reimbursement	0.01
Total Annual Fund Operating Expenses After Expense Reimbursement	0.68%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$69	$220

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
40.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Funds, Inc.	Short-Term Income Fund	31
www.principal.com

Principal Investment Strategies

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

32	Short-Term Income Fund	Principal Funds, Inc.
1-800-222-5852

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993. Class P shares were first sold September _____, 2010.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class P Return Before Taxes	10.87%	3.87%	4.66%
Class P Return After Taxes on Distributions	9.52%	2.52%	3.07%
Class P Return After Taxes on Distribution and Sale of Fund Shares	7.03%	2.50%	3.02%
Citigroup Broad Investment Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	11.04%	4.73%	5.50%

Principal Funds, Inc.	Short-Term Income Fund	33
www.principal.com

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager
• Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

34	Short-Term Income Fund	Principal Funds, Inc.
1-800-222-5852

GLOBAL DIVERSIFIED INCOME FUND

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.80%
Other Expenses	0.28
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement	0.08
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$102	$334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
182.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

Principal Funds, Inc.	Global Diversified Income Fund	35
www.principal.com

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.
The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships (“MLPs”) and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

25-45% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The “high yield” securities in which the Fund invests are commonly known as “junk bonds” which are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. (“Moody's”) or BB+ or lower by Standard & Poor's Rating Service (“S&P”). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of B2 as measured by Moody's or B by S&P. The average duration will generally be 2-4 years. Guggenheim Investment Management, LLC manages this portion of the Fund.

5-25% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry (“real estate companies”). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate. Principal Real Estate Investors, LLC manages this portion of the Fund.

10-30% of the Fund's assets may be invested primarily in preferred securities of U.S. companies primarily rated BBB-or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REIT, and utility industries. Spectrum Asset Management, Inc. manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. Principal Global Investors, LLC manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged. Principal Global Investors, LLC manages this portion of the Fund.

36	Global Diversified Income Fund	Principal Funds, Inc.
1-800-222-5852

5-15% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including LNG transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk. Additionally, the mid-stream pipeline segment is defensive in nature due to its ownership of real long-lived assets, its stable cash flows, and relative insensitivity to commodity price cycles. Tortoise Capital Advisors, L.L.C. manages this portion of the Fund.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.20% in securities rated Aaa	25.41% in securities rated Baa	3.90% in securities rated Caa
2.13% in securities rated Aa	39.09% in securities rated Ba	0.13% in securities rated Ca
8.20% in securities rated A	17.83% in securities rated B	0.00% in securities rated C
	0.18% in securities rated D	1.93% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Principal Funds, Inc.	Global Diversified Income Fund	37
www.principal.com

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership (“MLP”) Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on _______________________. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 15, 2008.

38	Global Diversified Income Fund	Principal Funds, Inc.
1-800-222-5852

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Class P Return Before Taxes	39.40%	39.28%
Class P Return After Taxes on Distributions	32.25%	32.33%
Class P Return After Taxes on Distribution and Sale of Fund Shares	25.47%	29.28%
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects no deduction for fees,
expenses, or taxes)	58.76%	71.19%
Global Diversified Custom Index	46.09%	52.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Guggenheim Investment Management, LLC
•	Richard Lindquist (since 2009), Managing Director
•	Patrick Mitchell (since 2009), Managing Director

Principal Global Investors, LLC
•	Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
•	Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
•	Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC
•	Simon Hedger (since 2008), Portfolio Manager
•	Chris Lepherd (since 2008), Portfolio Manager
•	Marc Peterson (since 2009), Managing Director, Portfolio Management
•	Kelly D. Rush (since 2008), Portfolio Manager

Principal Funds, Inc.	Global Diversified Income Fund	39
www.principal.com

Spectrum Asset Management, Inc.
•	L. Phillip Jacoby (since 2008), Chief Investment Officer and Portfolio Manager
•	Mark A. Lieb (since 2009), President and Chief Executive Officer

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2009), Managing Director and co-founder
•	Kenneth P. Malvey (since 2009), Managing Director and co-founder
•	Terry C. Matlack (since 2009), Managing Director and co-founder
•	David J. Schulte (since 2009), Managing Director and co-founder

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

40	Global Diversified Income Fund	Principal Funds, Inc.
1-800-222-5852

GOVERNMENT & HIGH QUALITY BOND FUND

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.50%
Other Expenses	0.37
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement	0.17
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$72	$258

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
26.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Funds, Inc.	Government & High Quality Bond Fund	41
www.principal.com

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

42	Government & High Quality Bond Fund	Principal Funds, Inc.
1-800-222-5852

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. Class P shares were first sold September _____, 2010.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class P Return Before Taxes	7.69%	4.68%	5.43%
Class P Return After Taxes on Distributions	6.07%	3.05%	3.60%
Class P Return After Taxes on Distribution and Sale of Fund Shares	4.97%	3.03%	3.54%
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.76%	5.81%	6.50%

Principal Funds, Inc.	Government & High Quality Bond Fund	43
www.principal.com

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager
• Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ______ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ______ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ______ of the Prospectus.

44	Government & High Quality Bond Fund	Principal Funds, Inc.
1-800-222-5852

HIGH YIELD FUND

Objective: The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.51%
Other Expenses	0.14
Total Annual Fund Operating Expenses	0.65%
Expense Reimbursement	--
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
57.0% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Principal Funds, Inc.	High Yield Fund	45
www.principal.com

Principal Investment Strategies
The Fund invests primarily in high-yield, below-investment grade fixed-income securities (sometimes called “junk bonds”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred securities) rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody’s or of equivalent quality as determined by Edge Asset Management, Inc. (“Edge”). The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

2.61% in securities rated Aaa	8.76% in securities rated Baa	11.61% in securities rated Caa
0.24% in securities rated Aa	20.22% in securities rated Ba	0.56% in securities rated Ca
5.74% in securities rated A	38.14% in securities rated B	0.10% in securities rated C
	11.92% in securities not rated	0.10% in securities rated D

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

46	High Yield Fund	Principal Funds, Inc.
1-800-222-5852

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998. Class P shares were first sold September _____, 2010.

Principal Funds, Inc.	High Yield Fund	47
www.principal.com

	Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class P Return Before Taxes	41.90%	7.55%	8.02%
Class P Return After Taxes on Distributions	37.27%	4.48%	4.54%
Class P Return After Taxes on Distribution and Sale of Fund Shares	26.87%	4.69%	4.70%
Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees,
expenses, or taxes)	58.76%	6.49%	6.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Mark P. Denkinger (since 2009), Portfolio Manager
• Darrin E. Smith (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page _____ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page _____ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page _____ of the Prospectus.

48	High Yield Fund	Principal Funds, Inc.
1-800-222-5852

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.50%
Other Expenses	0.45
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement	0.25
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$72	$274

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
30.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and real estate investment trust securities.

Principal Funds, Inc.	Income Fund	49
www.principal.com

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This
Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2009, the average rating of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

24.13% in securities rated Aaa	35.72% in securities rated Baa	2.70% in securities rated Caa
3.12% in securities rated Aa	3.74% in securities rated Ba	0.01% in securities rated Ca
17.46% in securities rated A	10.04% in securities rated B	0.04% in securities rated C
3.04% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

50	Income Fund	Principal Funds, Inc.
1-800-222-5852

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975. Class P shares were first sold September _____, 2010.

Principal Funds, Inc.	Income Fund	51
www.principal.com

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class P Return Before Taxes	21.02%	5.32%	6.58%
Class P Return After Taxes on Distributions	18.45%	3.28%	4.30%
Class P Return After Taxes on Distribution and Sale of Fund Shares	13.53%	3.32%	4.24%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager
•	Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page _____ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page _____ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page _____ of the Prospectus.

52	Income Fund	Principal Funds, Inc.
1-800-222-5852

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class P
Management Fees	0.73%
Other Expenses	0.14
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.88%
Expense Reimbursement	--
Total Annual Fund Operating Expenses After Expense Reimbursement	0.88%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$90	$281

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
26.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Funds, Inc.	Preferred Securities Fund	53
www.principal.com

Principal Investment Strategies

The Fund invests primarily in preferred securities of companies rated at the time of purchase BBB- or higher by Standard & Poor’s Rating Service (“S&P”) or Baa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of Spectrum Asset Management, Inc. (“Spectrum”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities (including securities rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody’s, commonly known as “junk bonds”), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

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Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on _______________________. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on May 1, 2002.

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Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	46.35%	2.50%	4.17%
Class P Return After Taxes on Distributions	42.79%	0.47%	2.36%
Class P Return After Taxes on Distribution and Sale of Fund Shares	30.06%	0.99%	2.54%
Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees,
expenses, or taxes)	-15.20%	-6.14%	0.83%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees,
expenses, or taxes)	46.19%	0.37%	4.09%
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	29.14%	-1.37%	2.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Preferreds
Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I
Capital Index.

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Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• L. Phillip Jacoby (since 2002), Chief Investment Officer and Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page _____ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page _____ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page _____ of the Prospectus.

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CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; or calling us at 800-222-5852.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PURCHASE OF FUND SHARES

Only eligible purchasers may buy Class P shares of the Funds. At the present time, eligible purchasers include but are not limited to:
•	sponsors, recordkeepers, or administrators of fee-based programs that have special agreements with the Fund’s distributor and through certain registered investment advisers;
•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
•	clients of Principal Global Investors, LLC;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan recordkeeping.

Principal Management Corporation (“Principal”) reserves the right to broaden or limit the designation of eligible purchasers.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Class P shares of the Fund. There are no restrictions on amounts to be invested in Class P shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

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The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or the Distributor.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the net asset value (NAV) per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary or employee benefit plan may impose restrictions on exchanges.

In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

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TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

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INTERMEDIARY COMPENSATION

Principal or its affiliates, on behalf of Principal Funds, may enter into agreements with intermediaries pursuant to which the intermediaries will receive payments for providing administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services relating to fund shares. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. The Funds will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution of shares of the Funds or provide services to Fund shareholders. Such payments will generally not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of fund shares held by clients of such intermediary. For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

Such payments to intermediaries may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by Principal and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Class P shares of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

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Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
• Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
• Transfer Agent Fee – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class P shares of the Fund. These services are currently provided at cost. Class P shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class P shareholders, the cost of shareholder meetings held solely for Class P shares, and other operating expenses of the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Funds.

The SAI contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

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Fixed-Income Securities. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Management Risk

The Funds are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements

Although not a principal investment strategy, some Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

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Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Real Estate Investment Trusts

The Funds may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income and Real Estate Securities Funds typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Equity Income, Global Diversified Income, High Yield, Income, Principal Capital Appreciation, and Short-Term Income Funds may invest in debt securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

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The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

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There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

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The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities
Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have
“preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return.
Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing
As a principal investment strategy, the Diversified International, Global Diversified Income, and International Emerging
Markets Funds may invest Fund assets in securities of foreign companies. The other Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

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A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Global Diversified Income, High Yield, Income, Preferred Securities, Real Estate Securities, and Short-Term Income Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

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Master Limited Partnerships

Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

The following tables show the percentage of the outstanding shares of underlying funds owned by the Principal
LifeTime Funds and SAM Portfolios as of October 31, 2009.

		Principal									Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
International Emerging
Markets	2.97%	0.85%	9.80%	1.07%	10.99%	0.78%	7.21%	0.33%	3.00%	0.04%	0.17%
LargeCap Growth	2.60%	0.58%	8.42%	0.79%	8.92%	0.58%	5.76%	0.26%	2.67%	0.04%	0.38%
Preferred Securities	4.52%	0.15%	9.64%	0.17%	7.29%	0.08%	3.03%	0.02%	0.89%	0.00%	1.34%
Real Estate Securities	7.15%	1.50%	14.06%	1.32%	12.21%	0.64%	5.19%	0.24%	2.34%	0.03%	1.93%

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		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Diversified International Fund	13.53%	2.04%	14.11%	1.54%	10.09%
Equity Income Fund	19.78%	2.81%	18.89%	1.85%	12.65%
Government & High Quality Bond Fund	28.73%	10.52%	9.39%	14.03%	--
High Yield Fund	5.51%	1.65%	2.56%	2.31%	2.47%
Income Fund	32.54%	11.21%	9.48%	16.72%	--
International Emerging Markets Fund	5.89%	0.99%	5.44%	0.62%	4.15%
MidCap Blend Fund	9.67%	1.59%	11.08%	1.65%	7.82%
Preferred Securities Fund	5.72%	1.36%	1.91%	2.33%	--
Principal Capital Appreciation Fund	15.09%	2.38%	15.59%	0.92%	11.11%
Real Estate Securities Fund	5.26%	0.87%	4.63%	0.63%	3.39%
Short-Term Income Fund	13.01%	7.63%	2.86%	14.96%	1.04%

Securities Lending Risk

To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year).

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

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Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre-and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. For the Global Diversified Income Fund, Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned bachelors degrees in mathematics and computer science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

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Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini as co-portfolio manager has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in finance from the University of Washington and an M.B.A. from New York University.

Mark P. Denkinger has been with Edge since 2009 and is responsible for high yield credit and levered loans. Previously, Mr. Denkinger was the managing director of fixed income credit research and trading. As a co-employee of Edge and Principal Global Investors, LLC (“PGI”), Mr. Denkinger manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a Bachelor’s degree in Finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

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Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a BA in business administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a Bachelor’s degree in Mathematics from Brigham Young University and an MBA from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Brian L. Placzek joined Edge in 1990 and has held various roles on the fixed income team, including head of credit research. He earned a BA in liberal arts from Seattle University. Mr. Placzek has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.

Darrin E. Smith has been with Edge since 2009 and has over 10 years experience as a high yield portfolio manager. As a co-employee of Edge and PGI, Mr. Smith manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a Bachelor’s degree in Economics from Iowa State University and an MBA from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New
York, New York 10022.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Richard Lindquist has been with Guggenheim since 2009. Prior to joining the firm, he was Managing Director, Head of High Yield at HSBC. Prior thereto, he was Managing Director at Credit Suisse. He earned a BS in Finance from
Boston College and an MBA from the University of Chicago. Mr. Lindquist has earned the right to use the Chartered
Financial Analyst designation.

Patrick Mitchell has been with Guggenheim since 2008. Prior to joining the firm, he was Managing Director and CIO at Maplestone Capital Management, LLC. Prior thereto, he was Managing Director at Post Advisor Group, LLC. He
earned a BS in Business from the University of Idaho and an MBA from Idaho State University.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore)
Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a Bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

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Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of Cambridge.

Mustafa Sagun has been with PGI since 2002. He earned a Bachelor's degree in Electronics and Engineering from Bogazici University of Turkey, an MA in International Economics from the University of South Florida, and a Ph.D. in Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation.

Jon Taylor has been with PGI since 2006. Previously, he was a Chief Investment Officer at both HSBC Asset Management (Australia) Ltd and UBS Global Asset Management (Australia) Ltd. He also worked at Commonwealth Funds Management and Westpac Investment Management in Australia. As a co-employee of PGI and PGI Europe, Mr. Taylor manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Political Science from Brigham Young University and a Master's degree in Economics from the University of Utah.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392,
an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the
Principal Financial Group, was founded in 2000.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Simon Hedger has been with Principal - REI since 2003. As a co-employee of Principal-REI and PGI Europe, Mr.
Hedger manages Principal Fund assets as an employee of Principal-REI. He earned an MBA from the University of
New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian
Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd has been with Principal - REI since 2003. As a co-employee of Principal-REI and Principal Global
Investors (Australia) Limited, Mr. Lepherd manages Principal Fund assets as an employee of Principal-REI. He earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in
Applied Finance and Investment from the Securities Institute of Australia.

Marc Peterson has been with Principal - REI since 1992. He earned a BA in Accounting from Luther College and an
MBA from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

74	MANAGEMENT OF THE FUNDS	Principal Funds, Inc.
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Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas
66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. He earned a BA from the University of Notre Dame and an MBA from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Business Administration from Kansas State University and an MBA from the University of Kansas
School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered
Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a BS in Business Administration from Kansas State
University and a JD and MBA from the University of Kansas. Mr. Matlack has earned the right to use the Chartered
Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a BS in Business Administration from Drake
University and a JD from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered
Financial Analyst designation.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	75
www.principal.com

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each
Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2009 was:

Diversified International Fund	0.88%	LargeCap Growth Fund	0.62%
Equity Income Fund	0.52%	MidCap Blend Fund	0.65%
Global Diversified Income Fund	0.80%(1)	Preferred Securities Fund	0.73%
Government & High Quality Bond Fund	0.50%	Principal Capital Appreciation Fund	0.58%
High Yield Fund	0.51%	Real Estate Securities Fund	0.84%
Income Fund	0.50%	Short-Term Income Fund	0.48%
International Emerging Markets Fund	1.19%

(1) Period from December 15, 2008, date operations commenced, through October 31, 2009.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2010 and in the annual report to shareholders for the fiscal year ended October 31, 2009.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Global
Diversified Income Fund intends to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/
Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The
share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

76	PRICING OF FUND SHARES	Principal Funds, Inc.
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If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Government & High Quality Bond, High Yield, Income, and Short-Term Income Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
• The Preferred Securities and Global Diversified Income Funds pay their net investment income monthly.
• The Equity Income and Real Estate Securities Funds each pay their net investment income quarterly in March,
June, September, and December.
• The other Funds pay their net investment income annually in December.
For more details on the payment schedule go to www.principal.com

Principal Funds, Inc.	DIVIDENDS AND DISTRIBUTIONS	77
www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

78	FREQUENT PURCHASES AND REDEMPTIONS	Principal Funds, Inc.
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If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges a year; and
•	Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-
designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than
3 p.m. Central Time.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $500,000 from any one Fund;
• if a sales proceeds check is payable to other than the account shareholder(s);
• to change ownership of an account;
• to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition,
Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

Principal Funds, Inc.	FUND ACCOUNT INFORMATION	79
www.principal.com

APPENDIX A
Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

80	APPENDIX A	Principal Funds, Inc.
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Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum-
stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Principal Funds, Inc.	APPENDIX A	81
www.principal.com

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

82	APPENDIX A	Principal Funds, Inc.
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Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-
looking basis while taking into account the time value of money.

Principal Funds, Inc.	APPENDIX A	83
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Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as
“short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

84	APPENDIX A	Principal Funds, Inc.
1-800-222-5852

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing
Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional
Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://
www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F
Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or
any other agency.

Principal Funds, Inc. SEC File 811-07572

Principal Funds, Inc.	ADDITIONAL INFORMATION	85
www.principal.com

Supplement dated September ___, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, June 16, 2010, and July 12, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On page 1, add the following to the end of the second paragraph:
You should read this SAI for Class P together with the Fund's prospectus dated September ____,
2010 for Class P.

On page 1, add Class P to the list of share classes in last sentence on the page.

On pages 2-3, add the following to the ticker symbol table:

Fund Name	Class P
Diversified International
Equity Income
Global Diversified Income
Government & High Quality Bond
High Yield
Income
International Emerging Markets
LargeCap Growth
MidCap Blend
Preferred Securities
Principal Capital Appreciation
Real Estate Securities
Short-Term Income

FUND HISTORY
On page 6, add a column with “P” as the column heading, and add an “X” to the P column for the following Funds: Diversified International, Equity Income, Global Diversified Income, Government
& High Quality Bond, High Yield, Income, International Emerging Markets, LargeCap Growth,
MidCap Blend, Preferred Securities, Principal Capital Appreciation, Real Estate Securities, and
Short-Term Income.

INVESTMENT ADVISORY AND OTHER SERVICES
On page 103, add class P to the list of share classes listed in the sentence that begins with
“Principal Shareholder Services, Inc.”

On the middle of page 105, add the following:
In addition, Principal has contractually agreed to limit the expenses identified as “Other
Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012. The expense limit will maintain “Other
Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed
0.20% for the following Funds: Diversified International, Equity Income, Global Diversified
Income, Government & High Quality Bond, High Yield, Income, International Emerging Markets,
LargeCap Growth, MidCap Blend, Preferred Securities, Principal Capital Appreciation, Real
Estate Securities, and Short-Term Income.

1

MULTIPLE CLASS STRUCTURE
On page 116, add Class P to the list of share classes at the end of the first paragraph in this section.

On page 117, add Class P to the list of share classes in the first sentence on the page.

On page 117, add the following to the end of the first paragraph:
Class P shares are generally available through mutual fund wrap programs or fee based advisory programs which may charge fees in addition to those charged by the Funds.

On page 120, delete the heading and first sentence in the section that begins “Transfer Agency
Agreement” and substitute:
Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P,
Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100
Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B,
Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares.

INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries
On page 121, in the first paragraph in this section, add the following to the end of the third sentence: as Other Expenses.

On page 121, delete the second paragraph in this section and substitute:
The Fund will pay, or reimburse Principal or its affiliates, for such fees payable to intermediaries.
Such payments by the Fund in any given year may vary. In connection with Institutional Class shares and Class P shares, such payments by the Fund will generally not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.

PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
On page 150, add Class P to the list of share classes in the in the second sentence of the second paragraph.

2

PRINCIPAL FUNDS, INC.

CLASS P SHARES
The date of this Prospectus is _______________, 2010.
Ticker Symbols for Principal Funds, Inc.
Fund Name	Class P
Diversified Real Asset

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Summaries	3
Diversified Real Asset Fund
Certain Information Common to All Funds
Purchase of Fund Shares	7
Redemption of Fund Shares	8
Exchange of Fund Shares	8
Tax Considerations	9
Intermediary Compensation	10
The Costs of Investing	10
Certain Investment Strategies and Related Risks	11
Management of the Funds	18
Pricing of Fund Shares	21
Dividends and Distributions	22
Frequent Purchases and Redemptions	23
Fund Account Information	24
Portfolio Holdings Information	24
Appendix A - Description of Bond Ratings	25
Additional Information	28

Principal Funds, Inc.
1-800-222-5852

DIVERSIFIED REAL ASSET FUND

Objective: The Fund seeks a long-term total return in excess of inflation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Estimated for the year ended August 31, 2011	Class P
Management Fees	0.85%
Other Expenses	2.63
Total Annual Fund Operating Expenses	3.48%
Expense Reimbursement	2.43
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

Principal has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011.
The expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$107	$821

Investor Profile:	The Fund may be an appropriate investment for investors seeking to maintain their purchasing
	power, who are willing to accept the risks associated with investing in commodity index-linked
	notes, fixed-income securities, inflation-indexed bonds, equity securities and real estate.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, real estate investment trusts (REITs), commodity index-linked notes, fixed-income securities, securities of natural resource companies and master limited partnerships (MLPs). Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in securities that fall into these categories. The Fund may invest in foreign securities and concentrate its investments (invest more than 25% of its net assets) in securities in the real estate and energy/natural resources industries.

Principal Funds, Inc.	Diversified Real Asset Fund
www.principal.com

In managing the Fund, Principal Management Corporation (“Principal”) determines the Fund's strategic asset allocation among five general investment categories. The following table sets forth the ranges of the Fund's allocation among the investment categories (the allocations will vary from time to time):

Inflation-indexed bonds	22-38%
Commodity Index-linked Notes	17-33%
REITs	15-25%
Natural Resources	10-20%
MLPs	5-15%

Approximately 30% of the Fund's assets currently will be invested primarily in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. This portion of the Fund may also invest in U.S. Treasury securities and other fixed income securities that are not designed to provide protection against inflation. BlackRock Financial Management, Inc. manages this portion of the Fund.

Approximately 25% of the Fund's assets currently will be invested in a combination of commodity index-linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities. Credit Suisse Asset Management, LLC manages this portion of the Fund.

Approximately 20% of the Fund's assets currently will be invested in REITs. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal
Revenue Code. REITs are characterized as:
• equity REITs, which primarily own property and generate revenue from rental income;
• mortgage REITs, which invest in real estate mortgages; and
• hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
Principal-Real Estate Investors, LLC manages this portion of the Fund.

Approximately 15% of the Fund's assets currently will be invested in securities of all companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal and oil, timberland, undeveloped real property and agricultural commodities. Jennison Associates LLC manages this portion of the Fund.

Approximately 10% of the Fund's assets currently will be invested in MLPs. MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The Fund will invest primarily in the mid-stream category, which is generally comprised of pipelines used to gather, transport, and distribute natural gas, crude oil, and refined petroleum products. Tortoise Capital Advisors, L.L.C. manages this portion of the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Diversified Real Asset Fund	Principal Funds, Inc.
1-800-222-5852

Commodity Risk. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. The value of commodities may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund seeks exposure to commodity markets through investments in commodity index-linked notes, which are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked the performance of commodity indices. These notes expose the Fund to movements in commodity prices. They are also subject to credit and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments on the note that are more or less than the stated coupon interest payments.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership (“MLP”) Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Principal Funds, Inc.	Diversified Real Asset Fund
www.principal.com

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

Performance

Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
•	Stuart Spodek (since 2010), Managing Director
•	Brian Weinstein (since 2010), Managing Director

Credit Suisse Asset Management, LLC
•	Christopher Burton (since 2010), Director
•	Andrew Karsh (since 2010), Director

Jennison Associates LLC
•	Neil P. Brown (since 2010), Managing Director
•	David A. Kiefer (since 2010), Managing Director
•	John "Jay" Saunders (since 2010), Managing Director

Principal Real Estate Investors, LLC
•	Kelly D. Rush (since 2010), Portfolio Manager

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2010), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2010), Managing Director and co-founder
•	Kenneth P. Malvey (since 2010), Managing Director and co-founder
•	Terry C. Matlack (since 2010), Managing Director and co-founder
•	David J. Schulte (since 2010), Managing Director and co-founder

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale
of Fund Shares” at page ____ of the Prospectus;

• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page ____ of the Prospectus;
and

• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page ____ of the Prospectus.

Diversified Real Asset Fund	Principal Funds, Inc.
1-800-222-5852

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; or calling us at 800-222-5852.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PURCHASE OF FUND SHARES

Only eligible purchasers may buy Class P shares of the Funds. At the present time, eligible purchasers include but are not limited to:
•	sponsors, recordkeepers, or administrators of fee-based programs that have special agreements with the Fund’s distributor and through certain registered investment advisers;
•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
•	clients of Principal Global Investors, LLC;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan recordkeeping.

Principal Management Corporation (“Principal”) reserves the right to broaden or limit the designation of eligible purchasers.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Class P shares of the Fund. There are no restrictions on amounts to be invested in Class P shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

Principal Funds, Inc.	PURCHASE OF FUND SHARES
www.principal.com

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or the Distributor.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the net asset value (NAV) per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary or employee benefit plan may impose restrictions on exchanges.

In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

REDEMPTION OF FUND SHARES	Principal Funds, Inc.
1-800-222-5852

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

INTERMEDIARY COMPENSATION

Principal or its affiliates, on behalf of Principal Funds, may enter into agreements with intermediaries pursuant to which the intermediaries will receive payments for providing administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services relating to fund shares. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. The Funds will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution of shares of the Funds or provide services to Fund shareholders. Such payments will generally not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of fund shares held by clients of such intermediary. For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

Principal Funds, Inc.	TAX CONSIDERATIONS
www.principal.com

Such payments to intermediaries may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by Principal and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Class P shares of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
• Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
• Transfer Agent Fee – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class P shares of the Fund. These services are currently provided at cost. Class P shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class P shareholders, the cost of shareholder meetings held solely for Class P shares, and other operating expenses of the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Fund’s investment objective is described in the summary description of the Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

THE COSTS OF INVESTING	Principal Funds, Inc.
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The Fund is designed to be a portion of an investor's portfolio and is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Fund.

The SAI contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Counterparty Risk. The Fund is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Management Risk

The Fund is actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. If a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

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Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements

Although not a principal investment strategy, the Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Real Estate Investment Trusts

The Diversified Real Asset Fund typically invests a significant portion of its net assets in real estate investment trust securities, herein referred to as “REITs.” REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Diversified Real Asset Fund may invest in debt securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

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The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings (“IPOs”)

The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

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Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. The Fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	Principal Funds, Inc.
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Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing
As a principal investment strategy, the Diversified Real Asset Fund may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

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A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.
Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Fund may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	Principal Funds, Inc.
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Master Limited Partnerships

This Fund invests in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

Securities Lending Risk

To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Temporary Defensive Measures

From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

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Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year).

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

For the Diversified Real Asset Fund, Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned bachelors degrees in mathematics and computer science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

The Fund summary identified the portfolio managers and the fund they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

MANAGEMENT OF THE FUNDS	Principal Funds, Inc.
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Sub-Advisor: BlackRock Financial Management, Inc. (“BlackRock”), 40 East 52nd Street, New York, New York 10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc., as a registered investment advisor under the Advisers Act.

BlackRock applies a team approach to portfolio management of the Diversified Real Asset Fund.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA degree in History from the University of Pennsylvania.

Sub-Advisor: Credit Suisse Asset Management, LLC (“Credit Suisse”), Eleven Madison Avenue, New York, NY 10010, offers a wide range of financial services and products.

The portfolio managers work together as a team and are jointly responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. They are also responsible for research activities for the commodity portion of the Fund and thus serve both an analyst and portfolio management role.

Christopher Burton has been with Credit Suisse since 2005. Prior to joining the firm, he served as an Analyst and Derivatives Strategist with Putnam Investments. He earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of Business. Mr. Burton has earned the right to use the Chartered Financial Analyst designation.

Andrew Karsh has been with Credit Suisse since 2007. Prior to his current role, he served as a Director in the Fixed Income Structuring Group within Credit Suisse Group AG's Investment Banking division. Mr. Karsh earned a BS/BA in Finance from American University's Kogod College of Business.

Sub-Advisor: Jennison Associates LLC (“Jennison”), 466 Lexington Avenue, New York, NY 10017, is a registered investment advisor founded in 1969.

The Natural Resources team consists of three Portfolio Managers: David A. Kiefer; John “Jay” Saunders, and Neil P. Brown. All portfolio managers have equal investment management responsibility and jointly make all buy/sell decisions for the portfolios. The portfolio managers seek consensus prior to purchase or sale of any name.

David A. Kiefer has been with Jennison since 2000. He earned a BS from Princeton University and an MBA from Harvard Business School. Mr. Kiefer has earned the right to use the Chartered Financial Analyst designation.

John "Jay" Saunders has been with Jennison since 2005. Prior to joining the firm, he served as Vice President at Deutsche Bank Securities. He earned a BA from the College of William and Mary and a Masters in Print Journalism from American University.

Neil P. Brown has been with Jennison since 2005. Prior to joining the firm he served as Equity Research Associate/ Analyst at Deutsche Bank Securities. He earned a BA in Mathematics and History from Duke University. Mr. Brown has earned the right to use the Chartered Financial Analyst designation.

Principal Funds, Inc.

MANAGEMENT OF THE FUNDS 19

www.	principal.com

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.

Tortoise's investment committee is comprised of five portfolio managers. The investment committee's members are H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all of whom share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. He earned a BA from the University of Notre Dame and an MBA from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC. He earned a BS in Business Administration from Kansas State University and an MBA from the University of Kansas School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC. He earned a BS in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a BS in Business Administration from Kansas State University and a JD and MBA from the University of Kansas. Mr. Matlack has earned the right to use the Chartered Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a BS in Business Administration from Drake University and a JD from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The management fee for the Diversified Real Asset Fund (as a percentage of the average daily net assets) is 0.85% on the first $500 million, 0.83% on the next $500 million, 0.81% on the next $500 million, and 0.80% on assets over $1.5 billion.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements regarding the Diversified Real Asset Fund was available in the semi-annual report to shareholders for the period ending February 28, 2010.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Diversified Real Asset Fund have approved the Fund’s reliance on the order; and the Fund intends to rely on the order.

PRICING OF FUND SHARES

The Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For this Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Principal Funds, Inc.

PRICING OF FUND SHARES

www.	principal.com

  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date.

The Diversified Real Asset Fund pays its net investment income quarterly in March, June, September, and December. For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

Disrupt the management of the Funds by:
forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
causing unplanned portfolio turnover;
Hurt the portfolio performance of the Funds; and
Increase expenses of the Funds due to:
increased broker-dealer commissions and
increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

  Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
  Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
  Limiting the number of exchanges a year; and
  Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Principal Funds, Inc.

FUND ACCOUNT INFORMATION 23

www.	principal.com

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $500,000 from any one Fund;
  if a sales proceeds check is payable to other than the account shareholder(s);
  to change ownership of an account;
  to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

APPENDIX A Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Aa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Ca:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Principal Funds, Inc.

APPENDIX A

www.	principal.com

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.
A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

Principal Funds, Inc.

APPENDIX A

www.	principal.com

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _______________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

Supplement dated September ___, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated December 21, 2009

(as supplemented on March 16, 2010 and May 3, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On page 1 of the information contained in the Supplement dated March 16, 2010, add the following to the end of the paragraph that begins “This Statement of Additional Information”:
You should read this SAI for Class P together with the Fund's prospectus for the Class P shares of the Diversified Real Asset Fund dated September ____, 2010.

On page 1 of the information contained in the Supplement dated March 16, 2010, add Class P to the list of share classes whose prospectuses may be viewed at www.principal.com.

On page 1 of the information contained in the Supplement dated March 16, 2010, add the following to the ticker symbol table:

Fund Name	Class P
Diversified Real Asset

FUND HISTORY
On page 1 of the information contained in the Supplement dated March 16, 2010, add a column with “P” as the column heading, and add an “X” to the P column for the following Funds:
Diversified Real Asset.

INVESTMENT ADVISORY AND OTHER SERVICES
On page 28, in the first paragraph, add class P to the list of share classes listed in the sentence that begins with “Principal Shareholder Services, Inc.”

Above “Sub-Advisory Agreements for the Funds,” add the following:
In addition, Principal has contractually agreed to limit the expenses identified as “Other
Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain “Other
Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed
0.20% for the following Fund: Diversified Real Asset Fund.

MULTIPLE CLASS STRUCTURE
On page 10 of the information contained in the Supplement dated March 16, 2010, add Class P to the list of share classes at the end of the first paragraph in this section.

On page 11 of the information contained in the Supplement dated March 16, 2010, add Class P to the list of share classes in the first sentence on the page.

On page 11 of the information contained in the Supplement dated March 16, 2010, add the following to the end of the first paragraph:
Class P shares are generally available through mutual fund wrap programs or fee based advisory programs which may charge fees in addition to those charged by the Funds.

On page 13 of the information contained in the Supplement dated March 16, 2010, delete the heading and first sentence in the section that begins “Transfer Agency Agreement” and substitute:

1

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P,
Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100
Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B,
Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares.

INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries

On page 31, in the first paragraph in this section, add the following to the end of the third sentence: as Other Expenses.

On page 14 of the information contained in the Supplement dated March 16, 2010, delete the first paragraph on the page that begins "The Fund will pay" and substitute: The Fund will pay, or reimburse Principal or its affiliates, for such fees payable to intermediaries. Such payments by the
Fund in any given year may vary. In connection with Institutional Class shares and Class P shares, such payments by the Fund will generally not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.

PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
On page 36, insert the following after the first sentence in the first paragraph on the page:
Dividends and capital gains distributions, if any, on a Fund's Class A, Class C, Class J, and Class
P shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash.

2

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02
(Accession No. 0001126871-02-000036)
		b.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-
05-000254)
		c.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-
05-000263)
		d.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		e.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)
		f.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		g.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No.
0000898745-09-000489)
		h.	Articles of Amendment dated 09/30/09**

	(2)	a.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No.
0001126871-02-000036)
		b.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-
03-000031)
		c.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No.
0000870786-03-000169)
		d.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No.
0000870786-03-000169)
		e.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No.
0000870786-03-000169)
		f.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-
03-000202)
		g.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-
04-000033)
		h.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-
000163)
		i.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No.
0000870786-04-000207)
		j.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		k.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		l.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-
05-000065)
		m.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		n.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		o.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-
05-000254)
		p.	Articles Supplementary dated 12/20/05**
		q.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		r.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-
07-000011)
		s.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-
07-000086)
		t.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-
07-000152)
		u.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-
07-000184)

		v.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No.
0000950137-08-002501
		w.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No.
0000950137-08-006512)
		x.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		y.	Articles Supplementary dated 09/10/08 Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.A.4 on
12/12/08 (Accession No. 0000898745-08-000166)
		z.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No.
0000898745-08-000166)
		aa.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No.
0000898745-09-000489)
		bb.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No.
0000898745-09-000489)
		cc.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No.
0000898745-09-000489)
		dd.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No.
0000898745-09-000489)
		ee.	Articles Supplementary dated 09/25/09**
		ff.	Articles Supplementary dated 01/28/10**
		gg.	Articles Supplementary dated 05/03/10*

(b)	(1)	By-laws dtd 06/14/10*

(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended & Restated Management Agreement dated 01/28/2010 – Filed as Ex-99.(D)(1)v on
03/16/2010 (Accession No. 0000898745-10-000157

		b.	Amended & Restated Management Agreement dated 03/16/2010*

		c.	Amended & Restated Management Agreement dated 04/01/2010*

		d.	Amended & Restated Management Agreement dated 07/01/2010**

	(2)	a.	Amended & Restated Sub-Advisory Agreement with AllianceBernstein dated January 1, 2010 – Filed as Ex-99.(D)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157

	(3)	a.	Amended & Restated Sub-Adv Agreement with American Century dated 03/08/2010 –Filed as Ex-99
(d)(2)d on 05/04/10 (Accession No. 0000898745-10-000277)

	(4)	a.	Amended & Restated Sub-Adv Agreement with AXA Rosenberg Investment Management LLC dtd
1/1/10 – Filed as Ex-99.(D)(3)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(5)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 – Filed as Ex-99.D on 09/08/05 (Accession
No. 0000870786-05-000254)

	(6)	a.	Amended & Restated Sub-Advisory Agreement with BlackRock Financial Management, Inc. dated
January 1, 2010 – Filed as Ex-99.(D)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(7)	a.	Brown Investment Advisory Incorporated Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-
99.D(6)A on 07/29/09 (Accession No. 0000898745-09-000354)

	(8)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-
99.(D)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(9)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 -- Filed as Ex-99.(d)(9)a on 12/18/09 (Accession No. 0000898745-09-000546)

	(10)	a.	Amended & Restated Sub-Advisory Agreement with Columbus Circle Investors dated January 1,
2010 – Filed as Ex-99.(D)(10)e on 03/16/2010 (Accession No. 0000898745-10-000157

	(11)	a.	Credit Suisse Sub-Advisory Agreement dated 03/16/2010 *

(12)	a.	Amended & Restated Sub-Adv Agreement with Dimensional Fund Advisors dtd 1/1/10 – Filed as Ex-
99.(D)(11)b on 03/16/2010 (Accession No. 0000898745-10-000157
(13)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07
(Accession No. 0000898745-07-000011)
(14)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(13)B on
03/16/2010 (Accession No. 0000898745-10-000157
(15)	a.	Amended & Restated Sub-Advisory Agreement with Essex Investment Management Company, LLC dtd 1/1/10 – Filed as Ex-99.(D)(14)b on 03/16/2010 (Accession No. 0000898745-10-000157
(16)	a.	Amended & Restated Sub-Adv Agreement with Goldman Sachs dtd 1/1/10 – Filed as Ex-99.(D)(15)f on 03/16/2010 (Accession No. 0000898745-10-000157
(17)	a.	Guggenheim Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09
(Accession No. 0000898745-09-000489)
(18	a.	Invesco Advisers, Inc. Sub-Advisory Agreement dated 06/01/2010*
(19)	a.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy Equity Management, Inc. dated
January 1, 2010 – Filed as Ex-99.(D)(17)d on 03/16/2010 (Accession No. 0000898745-10-000157
(20)	a.	Jennison Sub-Advisory Agreement dated 03/16/2010 *
(21)	a.	Amended & Restated Sub-Advisory Agreement with JP Morgan dated 1/1/2010 – Filed as Ex-
99.(D)(18)d on 03/16/2010 (Accession No. 0000898745-10-000157
(22)	a.	Amended & Restated Sub-Adv Agreement with Lehman Brothers (now known as Neuberger Berman
Fixed Income LLC) dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No.
0000898745-09-000489)
(23)	a.	Amended & Restated Sub-Advisory Agreement with LA Capital dated 1/1/10 – Filed as Ex-
99.(D)(20)d on 03/16/2010 (Accession No. 0000898745-10-000157
(24)	a.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 12/31/2009 – Filed as Ex-
99.(D)(21)e on 03/16/2010 (Accession No. 0000898745-10-000157
(25)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-99.D(6)A on
07/29/09 (Accession No. 0000898745-09-000354)
(26)	a.	Amended & Restated Sub-Adv Agreement with Pacific Investment Management Company LLC dated 04/01/09 – Filed as Ex-99.D(22)b on 10/07/09 (Accession No. 0000898745-09-000489)
(27)	a.	Amended & Restated Sub-Adv Agreement with PGI dtd December 31, 2009 – Filed as Ex-
99.(D)(24)n on 03/16/2010 (Accession No. 0000898745-10-000157
(28)	a.	Amended & Restated Sub-Adv Agreement with PREI dated 03/17/10 *
(29)	a.	Amended & Restated Sub-Adv Agreement with Pyramis Global Advisors, LLC dtd 1/1/10 – Filed as
Ex-99.(D)(26)b on 03/16/2010 (Accession No. 0000898745-10-000157
(30)	a.	Schroder Investment Management North America Inc. Sub-Advisory Agreement dtd 1/11/10 – Filed
as Ex-99.(D)(27)a on 03/16/2010 (Accession No. 0000898745-10-000157
(31)	a.	Schroder Investment Management North America Limited Sub-Sub-Advisory Agreement dtd 1/11/10
– Filed as Ex-99.(D)(28)a on 03/16/2010 (Accession No. 0000898745-10-000157
(32)	a.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)
(33)	a.	Amended & Restated Sub-Advisory Agreement with T. Rowe Price Associates, Inc. dated January 1,
2010 – Filed as Ex-99.(D)(30)e on 03/16/2010 (Accession No. 0000898745-10-000157
(34)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-
99.D(28)a on 10/07/09 (Accession No. 0000898745-09-000489)
(35)	a.	Amended & Restated Sub-Advisory Agreement with Tortoise Capital Advisors, LLC dated
03/16/2010 –Filed as Ex-99 (d)(32)b on 05/04/10 (Accession No. 0000898745-10-000277)

	(36)	a.	Amended & Restated Sub-Advisory Agreement with Turner Investment Partners, Inc. dated
January 1, 2010 – Filed as Ex-99.(D)(33)c on 03/16/2010 (Accession No. 0000898745-10-000157

	(37)	a.	Amended & Restated Sub-Adv Agreement with UBS dated 1/1/10 – Filed as Ex-99.(D)(34)e on
03/16/2010 (Accession No. 0000898745-10-000157

	(38)	a.	Vaughan Nelson Investment Management, LP Sub-Advisory dated January 1, 2010 – Filed as Ex-
99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(39)	a.	Amended & Restated Sub-Advisory Agreement with Westwood Management Corporation dated
January 1, 2010 – Filed as Ex-99.(D)(37)B on 03/16/2010 (Accession No. 0000898745-10-000157

(e)	(1)	a.	Distribution Agreement (Class A, Class B, Class C, Class J, Preferred Class, Advisors Preferred
Class, Select Class, Advisors Select Class, Advisors Signature Class, Institutional Class and Class S
Shares dated 5/1/08 – Filed as Ex-99.E on 07/29/09 (Accession No. 0000898745-09-000354)

		b.	Amended & Restated Distribution Agreement for A, B, C, J, R-1, R-2, R-3, R-4, R-5 and Institutional
Classes dtd 12/14/09*

	(2)	a.	Selling Agreement--Advantage Classes -- Filed as Ex-99.E2A on 09/11/03 (Accession No.
0000870786-03-000169)
		b.	Selling Agreement--J Shares -- Filed as Ex-99.E2B on 09/11/03 (Accession No. 0000870786-03-
000169)
		c.	Selling Agreement--Class A and Class B Shares – Filed as Ex-99.E on 09/08/05 (Accession No.
0000870786-05-000254)

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on
04/12/1996 (Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00
(Accession No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05
(Accession No. 0000870786-05-000263)
		d.	Domestic and Global Custodian Agreement with Bank of New York**

(h)	(1)	a.	Amended and Restated Transfer Agency Agreement (A, B, C, J, Institutional and Plan Classes) dtd 03/09/10*

		b.	Amended and Restated Transfer Agency Agreement (__________________) dtd 06/___/10**

	(2)	a.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 12/14/07
(Accession No. 0000898745-07-000184)

	(3)	a.	Investment Service Agreement -- Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-
000036)

	(4)	a.	Amended & Restated Accounting Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 01/16/07
(Accession No. 0000898745-07-000011)

	(5)	a.	Amended & Restated Administrative Services Agreement dated 05/01/10*

	(6)	a.	Amended & Restated Service Agreement dated 05/01/10*

	(7)	a.	Amended & Restated Service Sub-Agreement dtd 9/30/05 -- Filed as Ex-99.A on 11/22/05
(Accession No. 0000870786-05-000263)

(i)	Legal Opinion -- Filed as Ex-99.B10 on 04/12/1996 (Accession No. 0000898745-96-000012)

(j)	(1)	Consent of Auditors *
	(2)	Rule 485(b) opinion – N/A
	(3)	Power of Attorneys – Filed as Ex-99.J3 on 12/12/08 (Accession No. 0000898745-08-000166)

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS -- Filed as Ex-99.B13 on 04/12/1996
(Accession No. 0000898745-96-000012)

	(2)	Initial Capital Agreement-IEP -- Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreement-ICP -- Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)
	(4-38)	Initial Capital Agreement -- Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)
	(39)	Initial Capital Agreement dtd 12/30/02 -- Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-
000036)
	(40-41)	Initial Capital Agreement dtd 12/29/03 & 12/30/03-- Filed as Ex-99.L on 02/26/04 (Accession No.
0001127048-04-000033)
	(42)	Initial Capital Agreement dtd 6/1/04 -- Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)
	(43)	Initial Capital Agreement dtd 11/1/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-
000242)
	(44)	Initial Capital Agreement dtd 12/29/04 -- Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-
000065)
	(45)	Initial Capital Agreement dtd 3/1/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-
000194)
	(46)	Initial Capital Agreement dtd 6/28/05 -- Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)
	(47)	Initial Capital Agreement dtd 3/15/06 -- Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-
000160)
	(48)	Initial Capital Agreement dtd 1/10/07 -- Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(49)	Initial Capital Agreement dtd 10/1/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(50)	Initial Capital Agreement dtd 2/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(51)	Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)
	(52)	Initial Capital Agreement dtd 9/30/08 -- Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)
	(53)	Initial Capital Agreement dtd 12/15/08 -- Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-
000184)
	(54)	Initial Capital Agreement dtd **
	(55)	Initial Capital Agreement dtd **
	(56)	Initial Capital Agreement dtd **
	(57)	Initial Capital Agreement dtd **
	(58)	Initial Capital Agreement dtd **

(m)	Rule 12b-1 Plan

	(1)	a.	Class A Plan -- Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class A Plan – Amended & Restated dtd 09/08/08*

		c.	Class A Plan – Amended & Restated dtd 12/01/08*

		d.	Class A Plan – Amended & Restated dtd 12/22/08*

		e.	Class A Plan – Amended & Restated dtd 03/01/10*

	(2)	a.	Class B Plan -- Amended & Restated dtd 3/13/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class B Plan – Amended & Restated dtd 12/22/08*

	(3)	a.	Class C Plan -- Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class C Plan – Amended & Restated dtd 12/22/08*

		c.	Class C Plan – Amended & Restated dtd 03/01/10*

	(4)	a.	Class J Plan -- Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No.
0000950137-08-006512)

		b.	Class J Plan – Amended & Restated dtd 12/22/08*

		c.	Class J Plan – Amended & Restated dtd 07/21/09*

		d.	Class J Plan – Amended & Restated dtd	**

	(5)	a.	R-1 f/k/a Advisors Signature Plan – Amended & Restated Distribution Plan and Agreement Class R-1
dtd 09/16/09 – Filed as Ex-99.M(5)h on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10*

	(6)	a.	R-2 f/k/a Advisors Select Plan -- Amended & Restated Distribution Plan and Agreement Class R-2
dtd 09/16/09 – Filed as Ex-99.M(6)k on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10*

	(7)	a.	R-3 f/k/a Advisors Preferred Plan -- Amended & Restated Distribution Plan and Agreement Class R-
3 dtd 09/16/09 – Filed as Ex-99.M(7)i on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10*

	(8)	a.	R-4 f/k/a Select Plan -- Amended & Restated Distribution Plan and Agreement Class R-4 dtd
09/16/09 – Filed as Ex-99.M(8)k on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10*

(n)	(1)	Rule 18f-3 Plan dtd 03/10/08 -- Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

	(2)		Rule 18f-3 Plan dtd 04/01/09*

	(3)		Rule 18f-3 Plan dtd 05/12/10*

	(4)		Rule 18f-3 Plan dtd 06/14/10*

(o)	Reserved

(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics dtd October 2009 – Filed as Ex-99.(P)(1) on 03/16/2010 (Accession No.
0000898745-10-000157)
	(2)	American Century Investment Management – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
	(3)	AXA Rosenberg Investment Management Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)
	(4)	The Bank of New York Mellon Code of Ethics -- Filed as Ex-99.P(8) on 02/20/08 (Accession No.
0000950137-08-002501)
	(5)	Barrow Hanley Code of Ethics dtd 12/31/2009 – Filed as Ex-99.(P)(5) on 03/16/2010 (Accession No.
0000898745-10-000157)
	(6)	BlackRock Code of Ethics – Filed as Ex-99.P7 on 12/12/08 (Accession No. 0000898745-08-000166)
	(7)	Brown Investment Advisory Incorporated Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No.
0000898745-09-000354)
	(8)	Causeway Capital Management LLC Code of Ethics-- Filed as Ex-99.P on 07/17/08 (Accession No.
0000009713-08-000060)
	(9)	Clearbridge Advisors Code of Ethics – Filed as Ex-99.P(9) on 10/07/09 (Accession No. 0000898745-09-
000489)
	(10)	Columbus Circle Investors Code of Ethics dtd -07/01/09 -- Filed as Ex-99.(p)(10) on 12/18/09 (Accession No.
0000898745-09-000546)
	(11)	Credit Suisse Asset Management LLC Code of Ethics**
	(12)	Dimensional Fund Advisors Code of Ethics -- Filed as Ex-99.P on 12/29/05 (Accession No. 0000898745-05-
000035)
	(13)	Edge Asset Management Code of Ethics -- Filed as Ex-99.P(29) on 02/20/08 (Accession No. 0000950137-
08-002501)
	(14)	Emerald Advisers Inc. Code of Ethics -- Filed as Ex-99.P(17) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(15)		Essex Code of Ethics dated 01/2010*
	(16)	Goldman Sachs Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(17)	Guggenheim Investment Management LLC Code of Ethics dated 03/2010*
	(18)	Invesco Code of Ethics dated **
	(19)	Jacobs Levy Code of Ethics -- Filed as Ex-99.P on 10/20/06 (Accession No. 0000898745-06-000160)
	(20)	Jennison Code of Ethics dated **
	(21)	JP Morgan Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(22)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 03/23/10*

	(23)	Montag & Caldwell, Inc. Code of Ethics dated 02/12/10*
	(24)	Neuberger Berman Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(22) on 12/18/09 (Accession No.
0000898745-09-000546)
	(25)	Pacific Investment Management Company LLC Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(23) on
12/18/09 (Accession No. 0000898745-09-000546)
	(26)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 01/01/10*
	(27)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal
Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of
Ethics dtd 6/9/09 – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(28)	Pyramis Code of Ethics dated 2010*
	(29)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P21 on 09/11/03 (Accession No.
0000870786-03-000169)
	(30)	Schroder Inc. Code of Ethics dated 03/09/10*
	(31)	Schroder Ltd Code of Ethics dtd 01/26/05 -- Filed as Ex-99.(p)(29) on 12/18/09 (Accession No. 0000898745-
09-000546)
	(32)	Spectrum Code of Ethics dtd 07/09 -- Filed as Ex-99.(p)(30) on 12/18/09 (Accession No. 0000898745-09-
000546)
	(33)	T. Rowe Price Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(34)	Thompson, Siegel & Walmsley LLC Code of Ethics dated 03/30/10*
	(35)	Tortoise Capital Advisors LLC Code of Ethics – Filed as Ex-99.P(31) on 10/07/09 (Accession No.
0000898745-09-000489)
	(36)	Turner Investment Partners dated 02/26/10*
	(37)	UBS Code of Ethics dtd 09/30/09 -- Filed as Ex-99.(p)(35) on 12/18/09 (Accession No. 0000898745-09-000546)
	(38)	Vaughan-Nelson Code of Ethics dtd 09/14/09 -- Filed as Ex-99.(p)(36) on 12/18/09 (Accession No.
0000898745-09-000546)
	(39)	Westwood Management Corporation Code of Ethics Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P
on 07/17/08 (Accession No. 0000009713-08-000060)
*	Filed herein.
**	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.	Was committed in bad faith; or
2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and
Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's
Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the
Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities
Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the
Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connection of Investment Adviser

Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable
Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by
Principal Life Insurance Company.

A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant.
For these people, the information as set out in the Statement of Additional Information (See Part B) under the caption
"Management" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Patricia A. Barry	Principal Life	Counsel
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance Company (1)	Investment Services
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)

Teri Root	Princor	Senior Compliance Advisor
Compliance Officer	Financial Services
Corporation (1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street
Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 32.	Principal Underwriter
(a)	Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable
Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New
World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life
Insurance Company, through their respective separate accounts.
	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

	Patricia A. Barry	Assistant Corporate	None
	The Principal	Secretary
Financial Group(1)

	Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

	Jill R. Brown	Director,	Senior Vice President
	The Principal	President and
	Financial Group(1)	Chief Financial Officer

	Bret J. Bussanmas	Vice President -	None
	The Principal	Distribution
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director	President, Chief Executive
	The Principal		Officer and Director
Financial Group (1)

	Cary Fuchs	Chief Operating Officer	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

	Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Eric W. Hays	Senior Vice President and	None
	The Principal	Chief Information Officer
Financial Group(1)

	Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

	Joyce N. Hoffman	Senior Vice President and	None
	The Principal	Corporate Secretary
Financial Group(1)

	Daniel J. Houston	Director	None
The Principal
Financial Group(1)

	Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

	Timothy J. Minard	Director	None
The Principal
Financial Group(1)

	Kevin J. Morris	Senior Vice President and	None
	Principal Funds	Chief Marketing Officer
Distributor, Inc.(1)

	David L. Reichart	Senior Vice	None
	The Principal	President/Distribution
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c) N/A.

Item 33.	Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment
Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa
50392.

Item 34.	Management Services

N/A.

Item 35.	Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 29th day of July, 2010.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	July 29, 2010
R. C. Eucher

/s/ L. A. Rasmussen
	Vice President,	July 29, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President, Chief Executive	July 29, 2010
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ M. J. Beer
	Executive Vice President	July 29, 2010
M. J. Beer

(E. Ballantine)*
	Director	July 29, 2010
E. Ballantine

(K. Blake)*
	Director	July 29, 2010
K. Blake

(C. Damos)*
	Director	July 29, 2010
C. Damos

(R. W. Gilbert)*
	Director	July 29, 2010
R. W. Gilbert

(M. A. Grimmett)*
	Director	July 29, 2010
M. A. Grimmett

(F. S. Hirsch)*
	Director	July 29, 2010
F. S. Hirsch

(W. C. Kimball)*
	Director	July 29, 2010
W. C. Kimball

(B. A. Lukavsky)*
	Director	July 29, 2010
B. A. Lukavsky

(W. G. Papesh)*
	Director		July 29, 2010
W. G. Papesh

(D. Pavelich)*
	Director		July 29, 2010
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008